GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 29, 2018
GOODWILL AND OTHER INTANGIBLE ASSETS
GOODWILL AND OTHER INTANGIBLE ASSETS

D.GOODWILL AND OTHER INTANGIBLE ASSETS

The changes in the net carrying amount of goodwill by reporting segment for the years ended December 29, 2018 and December 30, 2017, are as follows (in thousands):

	North	South	West	All Other	Total
Balance as of December 31, 2016	43,386	43,625	87,730	23,794	198,535
2017 Acquisitions	7,391	3,113	—	909	11,413
Foreign Exchange, Net	350	—	—	2,346	2,696
Balance as of December 30, 2017	51,127	46,738	87,730	27,049	212,644
2018 Acquisitions	4,292	8,996	—	—	13,288
Foreign Exchange, Net	(365)	—	—	(1,450)	(1,815)
Balance as of December 29, 2018	$55,054	$55,734	$87,730	$25,599	$224,117

Indefinite-lived intangible assets totaled $7.4 million as of December 29, 2018 and December 30, 2017 related to the idX, International, and Consumer Products reporting units which is included in the All Other reportable segment.

The following amounts were included in other amortizable intangible assets, net as of December 29, 2018 and December 30, 2017 (in thousands):

	2018		2017
		Accumulated		Accumulated
	Assets	Amortization	Assets	Amortization
Non-compete agreements	$10,232	$(5,517)	$9,841	$(4,208)
Customer relationships	40,307	(6,843)	31,630	(5,986)
Licensing agreements	4,589	(3,909)	4,589	(3,450)
Patents	792	(284)	792	(254)
Tradename	2,879	(760)	2,420	(464)
Total	$58,799	$(17,313)	$49,272	$(14,362)

Amortization is computed principally by the straight-line method over the estimated useful lives of the intangible assets as follows:

Weighted Average
Intangible Asset Type	Estimated Useful Life	Amortization Period
Non-compete agreements	3 to 15 years	6.8 years
Customer relationship	5 to 15 years	11.4 years
Licensing agreements	10 years	10 years
Tradename (amortizable)	5 to 15 years	11.7 years

Amortization expense of intangibles totaled $6.4 million, $4.9 million and $2.8 million in 2018, 2017 and 2016, respectively. The estimated amortization expense for intangibles for each of the five succeeding fiscal years is as follows (in thousands):

2019	$6,908
2020	5,802
2021	5,503
2022	5,119
2023	3,800
Thereafter	14,354
Total	$41,486